Contingencies (Details Textual 1) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended
	Apr. 30, 2012	Mar. 31, 2013	Mar. 31, 2012	Mar. 08, 2012 Defendant
Contingencies (Textual) [Abstract]
Provision for settlement agreement	$ 7.8
Number of defendants executed a settlement agreement				2
Post-trail costs			$ 0.5
Expiry period of appeal		Dec. 28, 2012